Account Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables
Schedule of Accounts Receivable

Accounts receivable are comprised of the following:
	December 31,
	2012	2013
Trade receivables	$5,247	$4,572
Other receivables	31,800	31,800
Total	$37,047	$36,372